Significant Accounting Policies (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 18, 2024	Mar. 21, 2022	Jun. 30, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Assets held in the trust account (in Dollars)					$ 18,473,627		$ 18,473,627		$ 55,495,253	$ 60,156,291
Amended and restated									758,539
Redemption of common stock (in Dollars)							$ 38,044,345	$ 8,157,801	$ 8,157,801
Redemption of shares					1,595,871		1,595,871		4,991,461	5,750,000
Federal deposit insurance corporation limit (in Dollars)							$ 250,000		$ 250,000
Purchase of shares										270,250
Converted shares										270,250
Distributed amount (in Dollars)			$ 13,653
Common stock subject to possible redemption shares					1,595,871		1,595,871		4,991,461
Warrant [Member]
Purchase of shares										270,250
Converted shares							27,025			27,025
Purchase of aggregate shares					5,750,000		270,250
Common Stock [Member]
Redemption shares	3,395,590		3,395,590	758,539
Redemption value (in Dollars)	$ 38		$ 38,030,691	$ 8,157,801
Unit Purchase Options [Member]
Purchase of units							270,250
Option [Member]
Purchase of aggregate shares							270,250
Business Combination [Member]
Converted shares							270,250
Redeemable Common Stock [Member]
Redemption of shares									4,991,461	5,750,000
Initial Public Offering [Member]
Redemption of common stock (in Dollars)							$ 38,044,345		$ 8,157,801
Purchase of shares										6,101,250
Converted shares										610,125
Purchase of aggregate shares		5,750,000			6,101,250	6,101,250	232,500	6,101,250
Initial Public Offering [Member] | Business Combination [Member]
Convert into aggregate shares									610,125
Unit Purchase Options [Member]
Purchase of shares										270,250